Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 96.6%
ARGENTINA — 1.5%
MercadoLibre, Inc.*	89,218	$43,590,130
BRAZIL — 6.6%
B3 SA - Brasil Bolsa Balcao	4,975,700	34,118,703
Banco Bradesco SA ADR	8,773,658	35,621,051
Cogna Educacao	6,458,300	5,095,943
Petroleo Brasileiro SA ADR*	7,982,756	43,905,158
Vale SA ADR	8,789,600	72,865,784
		191,606,639
CANADA — 0.0%(1)
Valeura Energy, Inc.*	4,672,400	763,627
CHILE — 0.6%
Lundin Mining Corp.	4,659,800	17,516,053
CHINA — 36.7%
Alibaba Group Holding Ltd. ADR*	1,246,573	242,433,517
Alibaba Group Holding Ltd.*	1,464,600	35,488,756
BeiGene Ltd. ADR*	99,506	12,250,184
Brilliance China Automotive Holdings Ltd.	29,542,000	24,056,529
China Merchants Bank Co., Ltd., Class H	21,313,000	95,349,497
China Vanke Co., Ltd., Class H	12,584,500	40,985,938
CNOOC Ltd.	73,061,000	75,923,127
Geely Automobile Holdings Ltd.	14,030,000	20,360,657
Haier Electronics Group Co., Ltd.	8,124,300	21,447,035
JD.com, Inc. ADR*	368,240	14,913,720
Jiangsu Hengrui Medicine Co., Ltd., Class A *	1,386,060	17,791,942
Meituan Dianping, Class B *	5,137,300	61,243,020
Midea Group Co., Ltd., Class A	2,288,200	15,484,369
Minth Group Ltd.	5,096,000	10,834,848
Ping An Bank Co., Ltd., Class A	33,501,243	59,930,300
Ping An Insurance Group Co. of China Ltd., Class H	14,316,500	139,818,678
Shenzhou International Group Holdings Ltd.	2,059,000	21,599,045
Tencent Holdings Ltd.	2,870,000	141,857,251
Tencent Music Entertainment Group ADR*	1,186,733	11,938,534
Zai Lab Ltd. ADR*	485,600	24,998,688
		1,088,705,635
INDIA — 11.7%
Asian Paints Ltd.	616,699	13,584,434
HDFC Life Insurance Co., Ltd.*	3,265,326	18,935,719
Housing Development Finance Corp., Ltd.	3,712,105	80,123,361
ICICI Lombard General Insurance Co., Ltd.	1,126,081	16,087,151
ICICI Prudential Life Insurance Co., Ltd.	3,095,153	14,466,577
Indraprastha Gas Ltd.	2,651,879	13,647,614

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Mahindra & Mahindra Ltd.	2,724,634	$10,173,821
Maruti Suzuki India Ltd.	298,625	16,844,017
Reliance Industries Ltd.	5,567,327	81,184,050
Tata Consultancy Services Ltd.	1,648,704	39,662,958
Tech Mahindra Ltd.	3,669,782	27,336,045
UltraTech Cement Ltd.	324,042	13,865,703
		345,911,450
INDONESIA — 1.4%
Bank Mandiri Persero Tbk PT	45,938,800	13,060,950
Bank Rakyat Indonesia Persero Tbk PT	146,830,700	26,929,515
		39,990,465
MEXICO — 1.6%
Cemex SAB de CV, Participating Certificates ADR	6,183,939	13,109,951
Grupo Financiero Banorte SAB de CV, Class O	6,117,100	16,760,944
Wal-Mart de Mexico SAB de CV	8,035,360	18,931,237
		48,802,132
PERU — 0.6%
Credicorp Ltd.	128,307	18,356,883
POLAND — 0.3%
KGHM Polska Miedz SA*	642,498	9,182,959
PORTUGAL — 0.8%
Galp Energia, SGPS, SA	2,168,686	24,801,516
RUSSIA — 7.7%
Magnit PJSC GDR Reg S	1,761,914	15,543,022
MMC Norilsk Nickel PJSC ADR	4,759,204	117,887,139
Sberbank of Russia PJSC ADR	10,223,067	96,299,553
		229,729,714
SOUTH AFRICA — 5.6%
FirstRand Ltd.	6,725,956	15,093,935
Naspers Ltd., N Shares	1,064,520	151,283,644
		166,377,579
SOUTH KOREA — 9.5%
Doosan Bobcat, Inc.	641,741	9,409,087
LG Chem Ltd.	69,609	17,240,870
NAVER Corp.	138,095	19,199,958
Orion Corp.	201,354	19,023,840
Samsung Electronics Co., Ltd.	3,583,714	139,340,243
Samsung Fire & Marine Insurance Co., Ltd.	80,784	10,216,955
Samsung SDI Co., Ltd.	69,808	13,590,950
SK Hynix, Inc.	826,352	55,864,743
		283,886,646
TAIWAN — 9.3%
Eclat Textile Co., Ltd.	1,088,360	8,615,863

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
MediaTek, Inc.	6,027,000	$64,689,166
Taiwan Semiconductor Manufacturing Co., Ltd.	22,594,310	203,401,126
		276,706,155
THAILAND — 1.7%
Kasikornbank PCL NVDR	6,317,800	17,571,347
Siam Commercial Bank PCL NVDR	15,919,500	33,483,824
		51,055,171
TURKEY — 0.6%
Turkiye Garanti Bankasi AS*	13,278,830	16,285,647
UNITED KINGDOM — 0.4%
Premier Oil PLC*	51,681,299	10,667,240
Total Common Stocks
(cost $3,092,626,693)		2,863,935,641
PREFERRED STOCKS — 2.0%
BRAZIL — 0.5%
Banco Bradesco SA 9.88%	1,812,133	7,281,872
Petroleo Brasileiro SA ADR 7.48%	1,545,313	8,329,237
		15,611,109
SOUTH KOREA — 1.5%
Samsung Electronics Co., Ltd. 2.54%	1,389,845	45,291,766
Total Preferred Stocks
(cost $57,960,437)		60,902,875
TOTAL INVESTMENTS — 98.6%
(cost $3,150,587,130)		$2,924,838,516
Other assets less liabilities — 1.4%		40,525,892
NET ASSETS — 100.0%		$2,965,364,408

(1)	Amount rounds to less than 0.1%.
*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2020, the net value of these securities was $15,543,022 representing 0.5% of net assets.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$627,170,107	$2,236,765,534	$–	$2,863,935,641
Preferred Stocks**	15,611,109	45,291,766	–	60,902,875
Total	$642,781,216	$2,282,057,300	$–	$2,924,838,516

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.